Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (PEO) and Non-PEO named executive officers (Non-PEO NEOs) and company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown. For further information concerning the Company’s pay-for-performance philosophy and how the Company’s aligns executive compensation with the Company’s performance, please refer to the “Compensation Discussion and Analysis (CD&A)” section of this Proxy Statement.

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non- PEO NEOs ($)(4)	Value of Initial Fixed $100 Investment Based On:		Net Income (loss) (millions) ($)(7)	Adjusted Net Sales Revenue (millions) ($)(8)
					Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(6)
2022	9,071,398	8,996,041	2,475,380	2,460,264	101.01	86.26	(175.3)	9,892
2021	8,234,680	7,453,975	2,493,751	2,137,489	88.30	87.00	1,005.7	9,407
2020	6,940,645	4,739,608	2,459,312	1,836,122	84.80	85.69	(949.0)	8,986
(1)

The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Hattersley (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table (SCT) in this Proxy Statement. For further information, please refer to the “Executive Compensation – Summary Compensation Table” section of this Proxy Statement.

(2)

The dollar amounts reported in column (c) represent the amount of “compensation actually paid” (CAP) to Mr. Hattersley, as computed in accordance with Item 402(v). The dollar amounts do not reflect the actual amount of compensation earned, realized or received by Mr. Hattersley during the applicable year. In accordance with the requirements of Item 402(v), the following amounts were deducted from and added to Mr. Hattersley’s SCT total compensation for each year to determine CAP:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards ($)(a)	Equity Award Adjustments ($)(b)	Reported Change in the Actuarial Present Value of Pension Benefits ($)(c)	Pension Benefit Adjustments ($)	Compensation Actually Paid to PEO ($)
2022	9,071,398	(6,179,618)	6,104,261	—	0	8,996,041
2021	8,234,680	(5,242,827)	4,462,122	—	0	7,453,975
2020	6,940,645	(4,549,004)	2,373,206	(25,239)	0	4,739,608

(a)

The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for the applicable year.

(b)

The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts added (or deducted, as applicable) in calculating the Equity Award Adjustments in accordance with Rule 402(v) promulgated under Regulation S-K of the Securities Act of 1933 are as follows:

Year	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	5,305,680	439,244	0	359,337	0	0	6,104,261
2021	5,134,591	(716,034)	0	43,566	0	0	4,462,122
2020	3,584,379	(1,084,350)	0	(126,823)	0	0	2,373,206

(c)

The amounts included in this column are the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the SCT for each applicable year. For 2022 and 2021 the change in pension value was negative and accordingly was not reflected in the table pursuant to applicable SEC rules.

(3)

The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Hattersley) in the “Total” column of the SCT in each applicable year. The names of each of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Tracey I. Joubert, Michelle St. Jacques; Anne-Marie D’Angelo; Sergey Yeskov; (ii) for 2021, Tracey I. Joubert, Michelle St. Jacques, Peter J. Marino, Simon J. Cox and E. Lee Reichert; and (iii) for 2020, Tracey I. Joubert, Michelle St. Jacques, Simon J. Cox and E. Lee Reichert.

(4)

The dollar amounts reported in column (e) represent the average amount of CAP for the NEOs as a group, as computed in accordance with Item 402(v). The dollar amounts do not reflect the actual average amount of compensation earned, realized or received by the NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v), the following adjustments were made to average total compensation for the NEOs as a group for each year to determine the CAP:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments ($)(a)	Average Reported Change in the Actuarial Present Value of Pension Benefits ($)(b)	Average Pension Benefit Adjustments ($)(c)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	2,475,380	(1,269,061)	1,253,944	—	0	2,460,264
2021	2,493,752	(1,300,662)	944,399	—	0	2,137,489
2020	2,459,312	(1,238,380)	653,332	(38,142)	0	1,836,122
(a) The amounts deducted or added in calculating the total average Equity Award Adjustments are as follows:
Year	Average Year End Fair Value of Equity Awards ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2022	1,089,585	98,434	0	65,925	0	0	1,253,944
2021	1,007,192	(141,463)	107,020	25,751	(54,101)	0	944,399
2020	975,781	(295,179)	0	(27,269)	0	0	653,332
(b) For 2022 and 2021 the change in pension value was negative and accordingly was not reflected in the table pursuant to applicable SEC rules.

(5)

Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. All measurement periods noted begin on January 1, 2020 and end on December 31 of the respective year, so the 2020 value is a one-year TSR value, the 2021 value is a two-year TSR value, and the 2022 value is a three-year TSR value.

(6)

Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose consists of the following companies: ABI, Carlsberg, Heineken and Asahi, which is the industry peer group used for purposes of Item 201(e) of Regulation S-K.

(7)

The dollar amounts reported represent the amount of net income (loss) attributed to Molson Coors Beverage Company reflected in the Company’s audited consolidated statement of operations for the applicable year as included in our Annual Report.

(8)

Adjusted Net Sales Revenue is defined in the “Compensation Discussion and Analysis (CD&A)” section of this Proxy Statement, generally as total revenue from sales after excise taxes, adjusted for certain items. It is a non-GAAP measure. Applicable U.S. GAAP and underlying non-GAAP results may be adjusted for foreign currency movements and certain unplanned economic or business issues as approved by the Compensation & HR Committee. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that this is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance.

Named Executive Officers, Footnote [Text Block]		The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Hattersley (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table (SCT) in this Proxy Statement. For further information, please refer to the “Executive Compensation – Summary Compensation Table” section of this Proxy Statement.
Peer Group Issuers, Footnote [Text Block]		Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose consists of the following companies: ABI, Carlsberg, Heineken and Asahi, which is the industry peer group used for purposes of Item 201(e) of Regulation S-K.
PEO Total Compensation Amount		$ 9,071,398	$ 8,234,680	$ 6,940,645
PEO Actually Paid Compensation Amount		$ 8,996,041	7,453,975	4,739,608
Adjustment To PEO Compensation, Footnote [Text Block]

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards ($)(a)	Equity Award Adjustments ($)(b)	Reported Change in the Actuarial Present Value of Pension Benefits ($)(c)	Pension Benefit Adjustments ($)	Compensation Actually Paid to PEO ($)
2022	9,071,398	(6,179,618)	6,104,261	—	0	8,996,041
2021	8,234,680	(5,242,827)	4,462,122	—	0	7,453,975
2020	6,940,645	(4,549,004)	2,373,206	(25,239)	0	4,739,608

(a)

The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for the applicable year.

(b)

The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts added (or deducted, as applicable) in calculating the Equity Award Adjustments in accordance with Rule 402(v) promulgated under Regulation S-K of the Securities Act of 1933 are as follows:

Year	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	5,305,680	439,244	0	359,337	0	0	6,104,261
2021	5,134,591	(716,034)	0	43,566	0	0	4,462,122
2020	3,584,379	(1,084,350)	0	(126,823)	0	0	2,373,206

(c)

The amounts included in this column are the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the SCT for each applicable year. For 2022 and 2021 the change in pension value was negative and accordingly was not reflected in the table pursuant to applicable SEC rules.

Non-PEO NEO Average Total Compensation Amount		$ 2,475,380	2,493,751	2,459,312
Non-PEO NEO Average Compensation Actually Paid Amount		$ 2,460,264	2,137,489	1,836,122
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments ($)(a)	Average Reported Change in the Actuarial Present Value of Pension Benefits ($)(b)	Average Pension Benefit Adjustments ($)(c)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	2,475,380	(1,269,061)	1,253,944	—	0	2,460,264
2021	2,493,752	(1,300,662)	944,399	—	0	2,137,489
2020	2,459,312	(1,238,380)	653,332	(38,142)	0	1,836,122
(a) The amounts deducted or added in calculating the total average Equity Award Adjustments are as follows:
Year	Average Year End Fair Value of Equity Awards ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2022	1,089,585	98,434	0	65,925	0	0	1,253,944
2021	1,007,192	(141,463)	107,020	25,751	(54,101)	0	944,399
2020	975,781	(295,179)	0	(27,269)	0	0	653,332
(b) For 2022 and 2021 the change in pension value was negative and accordingly was not reflected in the table pursuant to applicable SEC rules.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Compensation Actually Paid and Total Shareholder Return

TSR impacts CAP primarily in two ways. First, changes in the share price have a direct impact on the share value (and option value) of any equity-based compensation issued to our NEOs, which makes up a significant portion of the value of compensation received – approximately 65% for our PEO and 49% for other NEOs. Second, relative TSR has been a strongly weighted metric within our PSU grants, weighted 50% for PSU grants made each year and functioning as a gateway metric for grants made in calendar 2019, 2020 and 2021 – meaning that for PSU grants made in these years payout on any of the PSU metrics is precluded if threshold level performance (25th percentile) on relative TSR is not achieved.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Compensation Actually Paid and Other Measures

As described in greater detail in the “Compensation Discussion and Analysis (CD&A)” section of this Proxy Statement, Adjusted Net Sales Revenue, Adjusted Underlying Income Before Income Taxes, Adjusted Underlying Free Cash Flow and Adjusted Net Sales Revenue per Hectoliter are included in our short-term incentive plan as equally weighted metrics. Any payment under this plan is generally determined based on performance against budgeted annual targets for each of these measures.

Cumulative NSR and cumulative underlying income (loss) before income taxes are also included among the metrics for our PSU grants in our long term incentive program, but as the gateway metric that was set for each of our PSU grants during the period reported in the table has failed to meet threshold levels – and the subsequent payout percentages on the PSUs for each year was 0% - the impact of the listed metrics on CAP has been limited to the short term plan for each year in this period.

Year	Compensation Actually Paid to PEO	Compensation Actually Paid to Non-PEO NEOs	TSR (on a $100 investment)	Adjusted NSR	Adjusted Underlying Income before income taxes	Adjusted Underlying Free Cash Flow	Adjusted NSR/HL
2022	8,996,041	2,460,264	114	9,892	1,129	870	124.89
2021	7,453,975	2,137,489	104	9,407	1,054	1,082	114.31
2020	4,739,608	1,836,122	85	8,986	1,157	1,185	109.54
All values USD. Financial metrics other than TSR and NSR/HL in millions.

TSR for this table is on a calendar year basis (rather than a cumulative basis in the first table in this “Pay Versus Performance” section) to better show the alignment with changes in equity value included in the CAP calculations.

Of particular note for this section, the primary driver of the increase in CAP for Mr. Hattersley was his tenure in the CEO role and the larger equity awards associated with that role in comparison to awards associated with his previous role as the head of our US business unit. Because Mr. Hattersley’s equity awards each have a three-year term, this mix changes gradually over the period considered. Compensation Actually Paid for 2020, for example, included the value and appreciation of one year of equity awards as CEO awards and two years of equity awards as head of the US business unit. Compensation Actually Paid for 2021 included awards for two years as CEO and one year as head of the US business, and Compensation Actually Paid for 2022 included awards for three years as CEO.

Compensation Actually Paid to Non-PEO NEOs varies much more directly with TSR performance, as would be expected with a compensation package with a significant weight on company equity.

Tabular List [Table Text Block]

Financial Performance Measures

As described in greater detail in the “Compensation Discussion and Analysis (CD&A)” section of this Proxy Statement, the Company’s executive compensation program reflects a pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures used by the Company to link executive CAP paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

•

Total Shareholder Return

•

Adjusted Net Sales Revenue

•

Adjusted Underlying Income Before Income Taxes

•

Adjusted Underlying Free Cash Flow

•

Adjusted Net Sales Revenue per Hectoliter

Total Shareholder Return Amount		$ 101.01	88.30	84.80
Peer Group Total Shareholder Return Amount		86.26	87.00	85.69
Net Income (Loss)		$ (175,300,000)	$ 1,005,700,000	$ (949,000,000.0)
Company Selected Measure Amount		9,892,000,000	9,407,000,000	8,986,000,000
PEO Name		Mr. Hattersley	Mr. Hattersley	Mr. Hattersley
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Total Shareholder Return
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted Net Sales Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted Underlying Income Before Income Taxes
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted Underlying Free Cash Flow
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted Net Sales Revenue per Hectoliter
PEO [Member] | Reported Value of Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[1]	$ (6,179,618)	$ (5,242,827)	$ (4,549,004)
PEO [Member] | Equity Award Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[2]	6,104,261	4,462,122	2,373,206
PEO [Member] | Reported Change in the Actuarial Present Value of Pension Benefits
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(25,239)
PEO [Member] | Pension Benefit Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[2]	0	0	0
PEO [Member] | Year End Fair Value of Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		5,305,680	5,134,591	3,584,379
PEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		439,244	(716,034)	(1,084,350)
PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
PEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		359,337	43,566	(126,823)
PEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
PEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 0	$ 0	$ 0
PEO [Member] | Mr Hattersley
Pay vs Performance Disclosure [Table]
PEO Name		Mr. Hattersley	Mr. Hattersley	Mr. Hattersley
Non-PEO NEO [Member] | Average Reported Value of Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (1,269,061)	$ (1,300,662)	$ (1,238,380)
Non-PEO NEO [Member] | Average Equity Award Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,253,944	944,399	653,332
Non-PEO NEO [Member] | Average Reported Change in the Actuarial Present Value of Pension Benefits
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(38,142)
Non-PEO NEO [Member] | Average Pension Benefit Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Non-PEO NEO [Member] | Average Year End Fair Value of Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,089,585	1,007,192	975,781
Non-PEO NEO [Member] | Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		98,434	(141,463)	(295,179)
Non-PEO NEO [Member] | Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	107,020	0
Non-PEO NEO [Member] | Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		65,925	25,751	(27,269)
Non-PEO NEO [Member] | Average Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	(54,101)	0
Non-PEO NEO [Member] | Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 0	$ 0	$ 0

[1]	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for the applicable year.
[2]	The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts added (or deducted, as applicable) in calculating the Equity Award Adjustments in accordance with Rule 402(v) promulgated under Regulation S-K of the Securities Act of 1933 are as follows: